Stock based compensation (Disclosure of detailed information about number and weighted average exercise prices of share options) (Details 1)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares	$ 3.56	$ 0
Stock options outstanding	2,834,288	0
Weighted average contractual life remaining (years)	9 years 11 months 12 days
Number of options exercisable	1,288,828
Options exercise price range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares	$ 3.56
Stock options outstanding	2,834,288
Weighted average contractual life remaining (years)	9 years 11 months 12 days
Number of options exercisable	1,288,828